Income Taxes	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

14. INCOME TAXES

BVI

The Company is incorporated in the BVI. Under the current laws of the BVI, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the BVI.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Company’s Hong Kong subsidiaries did not have assessable profits that were derived in Hong Kong for the years ended September 30, 2019, 2020 and 2021. Therefore, no Hong Kong profit tax has been provided for fiscal the years ended September 30, 2019, 2020 and 2021.

PRC

The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

The components of the income tax expense (benefit) from continuing operations are:

	For the years ended September 30,
	2019	2020	2021
Current	$126,267	$160,540	$68,650
Deferred	147,660	(44,477)	(488,055)
Total income tax expense (benefit)	$273,927	$116,063	$(419,405)

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the years ended September 30,
	2019	2020	2021

Net income (loss) before provision for income taxes	$1,041,063	$450,361	$(3,796,645)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	260,266	112,590	(949,161)

Expenses not deductible for tax purpose	2,194	3,492	6,856
Effect of income tax rate differences in jurisdictions other than the PRC	-	-	123,889
Effect on valuation allowance	11,467	(19)	399,011
Income tax expense (benefit)	$273,927	$116,063	$(419,405)
Effective tax rates	26%	26%	11%

The current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by the PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of September 30, 2020 and 2021, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.

For the fiscal year ended September 30, 2021, the effect of income tax rate differences in jurisdictions other than the PRC mainly resulted from the loss in EZGO, which is incorporate in BVI and is not subject to income or capital gains taxes. The effective tax rates are 26%, 26% and 11% for the fiscal years ended September 30, 2019, 2020 and 2021 respectively. The Company accrued valuation allowance for deferred tax assets of $399,011 for the fiscal year end September 30, 2021, which resulted in the low effective tax rate.

The tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset and liability as of September 30, 2020 and 2021 was as follows:

	As of September 30,
	2020	2021
Deferred tax assets:
Tax loss carry forwards	$101,848	$951,323
Bad debt allowance	-	236
Reserve of inventory	-	26,757
Advertising expense	7,061	23,995
Less: valuation allowance	(11,585)	(416,883)
Deferred tax assets, net	$97,324	$585,428

The movement of valuation allowance provision for deferred tax assets is as follows:

	For the fiscal years ended September 30,
	2019	2020	2021
Balance as of October 1,	$-	$11,138	$11,585
Current year addition (reduction)	11,467	(19)	399,011
Exchange rate effect	(329)	466	6,287
Balance as of September 30,	$11,138	$11,585	$416,883

As of September 30, 2021, the net operating loss carried forward was $3,805,292, $169,487 and $237,905 of which expires in 2024 and 2025 respectively and the remaining expires in 2026. For the fiscal years ended September 30, 2019 and 2021, the Company accrued valuation allowance for deferred tax assets of $11,467 and $399,011, respectively and reduced valuation allowance for deferred tax assets of $19 for the fiscal years ended September 30, 2020 based upon a review of four sources of income identified within ASC Topic 740. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold.

Accounting for uncertainty tax position

The Company did not identify significant unrecognized tax benefits for the fiscal years ended September 30, 2019, 2020 and 2021. The Company did not incur any interest and penalties related to potential underpaid income tax expenses. In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the tax years from 2016 to 2021 of the Company’s PRC subsidiaries and VIE and subsidiaries of the VIE remain open to examination by the taxing jurisdictions. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.